BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS [Abstract]
BORROWINGS
13.	BORROWINGS

	December 31,
	2019 $	2020 $

Current	1,258	–
Non-current	358	–
	1,616	–

The loans are unsecured and bears the following interest rate and repayment term:

	2019	2020

Interest rate (%) per annum	8.00 to 12.69	_–
Repayment date	From October 2020 to August 2021	_–